Share capital and share premium	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share premium
20.	Share capital and share premium

Ordinary shares issued and fully paid as at December 31, 2019 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
296,740,928	Class A ordinary shares	0.04	$11,870	$832,498	$783,529	$1,627,897
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
339,599,008			$13,584	$878,007	$783,529	$1,675,120

During 2019, 39,742,008 shares were issued. All were fully paid and newly issued Class A ordinary shares. The nominal value of all shares issued is $0.04 each. Out of the total shares issued, 4,641,554 Class A ordinary shares were issued in relation to the acquisition of Stadium Goods, and a total of 27,521,418 Class A ordinary shares were issued in relation to the acquisition of New Guards. Transaction costs recognized directly in equity amount to $1,494,000 for Stadium Goods and $2,004,000 for New Guards. Additionally, 7,579,036 Class A ordinary shares were issued in respect of share options and warrants that were exercised, and RSUs that have vested.

Ordinary shares issued and fully paid as at December 31, 2018 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
256,998,920	Class A ordinary shares	0.04	$10,280	$726,791	$783,529	$1,520,600
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
299,857,000			$11,994	$772,300	$783,529	$1,567,823

During 2018, 67,410,405 shares were issued. All were fully paid and newly issued Class A ordinary shares principally relating to the IPO and concurrent private placement in September 2018 where 41,608,088 Class A ordinary shares were issued. The nominal value of all shares issued is $0.04 each. Transaction costs related to the IPO and recognized directly in equity amount to $11,914,000. Additionally, 14,961,544 shares in respect of warrants and share options were exercised prior to the IPO and 361,343 share options were exercised following the IPO. In January 2018, there was a series G funding round follow-on where 8,502,500 Class A ordinary shares were issued. Transaction costs recognized directly in equity amount to $36,000. The Browns earn-out was also settled through the issuance of 1,976,930 shares in April 2018 which had previously been recognized as a financial liability as the number of shares was variable based on the earn-out mechanism, rather than being a cash-settled liability.

Prior to the IPO, the Group was restructured. The merger reserve resulted from the restructuring. Further detail can be found in Note 1.

Each ordinary share and preferred share shall rank equally for any dividends paid. On a liquidation event the holder of preferred shares will have the priority on the available assets. Each ordinary and class of preferred shares shall rank equally in relation to voting rights.